Basis of Presentation of the Consolidated Financial Statements - Ownership (Detail)		1 Months Ended		12 Months Ended
	Jun. 07, 2018	Oct. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.73%	99.73%
Percentage of Ownership				99.73%	99.73%
EGP Cachoeira Dourada S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.75%	99.75%
Percentage of Ownership				99.75%	99.75%
Enel Generación Fortaleza S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel Cien S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel Distribución Ceara
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				74.05%	74.05%
Percentage of Ownership				74.05%	74.05%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel X Brasil S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.93%	99.93%
Percentage of Ownership				99.93%	99.93%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	95.88%
Percentage of Ownership				100.00%	95.88%
Enel Green Power Volta Grande [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Ingendesa do Brasil Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership					1.00%
Percentage of Ownership					1.00%
Enel Brasil Investimento Sudeste S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership					100.00%
Percentage of Ownership	100.00%				100.00%
Central Generadora Fotovoltaica Sao Fancisco Ltda.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel Tecnología de Redes S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%
Percentage of Ownership			100.00%	100.00%
Enel Trading Brasil S.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%
Percentage of Ownership		100.00%		100.00%
Nuxer Trading S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Central Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				70.24%	70.24%
Percentage of Ownership				70.24%	70.24%
Compania de Transmision del Mercosur S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Distrilec Inversora S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				51.50%	51.50%
Percentage of Ownership				51.50%	51.50%
Empresa Distribuidora Sur S.A. (Distribution)
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.45%	99.45%
Percentage of Ownership				99.45%	99.45%
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				99.92%	99.92%
Percentage of Ownership				99.92%	99.92%
Enel Trading Argentina S R L
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				55.00%	55.00%
Percentage of indirect ownership				45.00%	45.00%
Percentage of Ownership				100.00%	100.00%
Enel Generacion Costanera S A Ex Endesa Costanera S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				75.68%	75.68%
Percentage of Ownership				75.68%	75.68%
Enel Generacion El Chocon S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				67.67%	67.67%
Percentage of Ownership				67.67%	67.67%
Hidroinvest S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				41.94%	41.94%
Percentage of indirect ownership				54.76%	54.76%
Percentage of Ownership				96.70%	96.70%
Inversora Dock Sud S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				57.14%	57.14%
Percentage of Ownership				57.14%	57.14%
Transportadora de Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Compania Distribuidora y Comercializadora de Energia S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				48.30%	48.30%
Percentage of Ownership				48.30%	48.30%
Emgesa S.A. E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				48.48%	48.48%
Percentage of Ownership				48.48%	48.48%
Inversora Codensa S.A.S. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Sociedad Portuaria Central Cartagena S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.99%	99.85%
Percentage of Ownership				99.99%	99.85%
Enel X Colombia S.A.S [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Enel Peru S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of direct ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%
Chinango S.A.C.
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				80.00%	80.00%
Percentage of Ownership				80.00%	80.00%
Enel Generacion Peru S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				83.60%	83.60%
Percentage of Ownership				83.60%	83.60%
Enel Distribución Perú S.A.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				83.15%	83.15%
Percentage of Ownership				83.15%	83.15%
Enel Generación Piura S.A
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				96.50%	96.50%
Percentage of Ownership				96.50%	96.50%
Enel X Perú S.A.C
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				99.99%
Percentage of Ownership				99.99%
Compania Energetica Veracruz S.A.C [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of indirect ownership				100.00%	100.00%
Percentage of Ownership				100.00%	100.00%